Initial Public Offering (Details) - USD ($)		6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 14, 2021	Jun. 30, 2023	Dec. 31, 2021	Dec. 31, 2022
Initial Public Offering [Line Items]
Initial public offering shares (in Shares)	28,750,000
Proceeds generating gross amount			$ 287,500,000
Incurring offering costs	$ 20,700,000
Deferred underwriting fees	$ 10,100,000		$ 10,062,500
Description of units per share		Each Unit consists of one share of Class A common stock, and one-half of one redeemable warrant. Each Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7).		Each Unit consists of one share of Class A common stock, and one-half of one redeemable warrant (each, a “Public Warrant”). Each Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7).
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Additional shares purchased (in Shares)	3,750,000
Proceeds generating gross amount	$ 287,500,000